Schedule of long-term borrowings maturity (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Debt Disclosure [Abstract]
2027	$ 240,141
2028	41,410
2029	42,360
2030	43,332
2031	44,326
Thereafter	297,073
Total	$ 708,642	$ 934,173